UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/04

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL     8 November 2004
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		108

Form 13F Information Table Value Total:	              $168,211(thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      203 20284.000SH       Sole                20284.000
Agilent Technologies Inc.      COM              00846U101      277 12820.000SH       Sole                12820.000
Albertson's Incorporated       COM              013104104      745 31125.000SH       Sole                31125.000
Alliance Healthcard            COM              01860F103       13 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      943 19656.000SH       Sole                19656.000
American Electric Power        COM              025537101      745 23315.000SH       Sole                23315.000
American Express               COM              025816109     1143 22210.330SH       Sole                22210.330
American International Group,  COM              026874107     2714 39915.500SH       Sole                39915.500
American Natl Ins Co.          COM              028591105     4233 43735.000SH       Sole                43535.000           200.000
Amsouth Bancorporation         COM              032165102     4567 187185.000SH      Sole               186685.000           500.000
Arris Group, Inc.              COM              04269Q100      104 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      607 10543.000SH       Sole                10543.000
Bank of America                COM              060505104     3353 77384.000SH       Sole                77384.000
Barrick Gold Corp              COM              067901108      294 13970.000SH       Sole                13970.000
Baxter Intl. Inc.              COM              071813109      471 14630.000SH       Sole                14630.000
Berkshire Hathaway Class B     COM              084670207      620  216.000 SH       Sole                  216.000
Biomet Inc                     COM              090613100      332 7075.000 SH       Sole                 7075.000
Biotech Holders Trust          COM              09067D201     1105 7650.000 SH       Sole                 7550.000           100.000
Boeing                         COM              097023105     1011 19593.000SH       Sole                19593.000
Bristol Myers Squibb           COM              110122108     1466 61936.000SH       Sole                61936.000
Caesars Entertainment          COM              127687101      223 13331.000SH       Sole                13331.000
Cascade Natural Gas            COM              147339105      354 16682.000SH       Sole                16682.000
Charles Schwab & Company       COM              808513105      257 27981.000SH       Sole                27981.000
Chevron Texaco                 COM              166764100      698 13018.000SH       Sole                13018.000
Cisco Sys Inc.                 COM              17275R102      184 10168.800SH       Sole                10168.800
Citigroup Inc.                 COM              172967101     1936 43869.981SH       Sole                43869.981
Coca Cola                      COM              191216100      395 9869.000 SH       Sole                 9869.000
Commercial Bancshares Florida  COM              201607108     6713 220889.000SH      Sole               161095.000         59794.000
Commercial Net Realty          COM              202218103      355 19500.000SH       Sole                19500.000
Compass Bank                   COM              20449H109     1740 39709.000SH       Sole                39709.000
ConocoPhillips                 COM              20825C104     4510 54440.000SH       Sole                54440.000
Constellation Brands Inc.      COM              21036P108      706 18550.000SH       Sole                18550.000
Dell Inc.                      COM              247025109     2345 65882.000SH       Sole                65882.000
Deluxe Corp.                   COM              248019101     1149 28000.000SH       Sole                28000.000
Duke Energy Corp.              COM              264399106     3453 150840.000SH      Sole               149840.000          1000.000
E I Dupont De Nemour           COM              263534109      550 12860.000SH       Sole                12860.000
EMC Corporation                COM              268648102      844 73104.000SH       Sole                73104.000
Emerson Electric               COM              291011104     3600 58163.000SH       Sole                57863.000           300.000
Estee Lauder Co.               COM              518439104      548 13100.000SH       Sole                13100.000
Exxon Mobil Corp               COM              302290101     3136 64881.000SH       Sole                64881.000
Florida Rock Industries        COM              341140101     8901 181690.000SH      Sole               181690.000
Flowers Foods, Inc.            COM              343496105      461 17817.000SH       Sole                17817.000
Fortune Brands                 COM              349631101      319 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      629 6165.000 SH       Sole                 6165.000
General Electric               COM              369604103     6284 187140.000SH      Sole               186440.000           700.000
General Mills                  COM              370334104      279 6207.000 SH       Sole                 6207.000
Genuine Parts                  COM              372460105     2406 62697.000SH       Sole                62697.000
Georgia-Pacific                COM              373298108      661 18400.000SH       Sole                18400.000
H J Heinz                      COM              423074103     2388 66301.000SH       Sole                66301.000
Hawaiian Electric Industries   COM              419870100     1253 47224.000SH       Sole                47224.000
Hewlett Packard                COM              428236103      630 33579.335SH       Sole                33579.335
Hilton Hotel Corporation       COM              432848109      240 12752.000SH       Sole                12752.000
Home Depot                     COM              437076102     3889 99197.000SH       Sole                99197.000
Intel Corporation              COM              458140100     2283 113825.000SH      Sole               113825.000
International Business Machine COM              459200101     1411 16457.115SH       Sole                16157.115           300.000
J.P Morgan Chase & Co.         COM              46625H100      245 6178.000 SH       Sole                 6178.000
Johnson & Johnson              COM              478160104     7033 124853.000SH      Sole               124253.000           600.000
Johnson Controls               COM              478366107     2896 50975.000SH       Sole                50675.000           300.000
Lowe's Companies, Inc.         COM              548661107     1101 20259.000SH       Sole                20259.000
Lucent Technologies            COM              549463107       32 10097.541SH       Sole                10097.541
Mcdonalds Corp.                COM              580135101      238 8500.064 SH       Sole                 8500.064
Merck & Co. Inc.               COM              589331107      780 23648.231SH       Sole                23648.231
Microsoft Corporation          COM              594918104     2257 81623.000SH       Sole                81123.000           500.000
Minnesota Mining Mfg           COM              604059105     3907 48850.000SH       Sole                48350.000           500.000
Motorola, Inc.                 COM              620076109      849 47038.000SH       Sole                47038.000
Nordstrom, Inc.                COM              655664100     1283 33540.000SH       Sole                33540.000
Novanet Inc.                   COM              496001991        7 45000.000SH       Sole                45000.000
Oracle Corporation             COM              68389X105      138 12220.000SH       Sole                12220.000
Patriot Transportation Holding COM              70337B102      684 20816.000SH       Sole                20816.000
Pepco Holdings Inc.            COM              737679100      321 16135.387SH       Sole                16135.387
Pepsico Inc.                   COM              713448108     2592 53274.611SH       Sole                53274.611
Pfizer                         COM              717081103     4321 141219.000SH      Sole               140719.000           500.000
Post Properties Inc.           COM              737464107      526 17600.000SH       Sole                17600.000
Procter & Gamble               COM              742718109     2674 49400.000SH       Sole                48800.000           600.000
Protective Life Corp.          COM              743674103      760 19330.000SH       Sole                19330.000
Regency Centers Corporation    COM              758939102     1613 34700.000SH       Sole                34700.000
Rinker Group Ltd               COM              76687m101      604 9650.000 SH       Sole                 9650.000
Royal Dutch Petroleum          COM              780257804     2111 40906.000SH       Sole                40906.000
Safeco Corp.                   COM              786429100     1396 30577.000SH       Sole                30577.000
Sony Corporation               COM              835699307      752 21855.000SH       Sole                21855.000
Southern Company               COM              842587107     3004 100198.000SH      Sole                99198.000          1000.000
Southtrust Corp.               COM              844730101     1188 28520.000SH       Sole                28520.000
Starbucks Corporation          COM              855244109     1652 36350.000SH       Sole                35950.000           400.000
Stryker Corp Com               COM              863667101      988 20550.000SH       Sole                20550.000
Suntrust Banks Inc.            COM              867914103      585 8305.000 SH       Sole                 8305.000
Synovus Financial Corp.        COM              87161C105      218 8355.000 SH       Sole                 8355.000
Sysco Corporation              COM              871829107     1085 36260.000SH       Sole                36260.000
Target Inc.                    COM              87612E106      938 20727.000SH       Sole                20727.000
Verizon Communications         COM              92343V104      615 15613.000SH       Sole                15613.000
Wachovia Corp.                 COM              929771103     5137 109412.560SH      Sole               109412.560
Wal-Mart Stores                COM              931142103     1678 31533.006SH       Sole                31533.006
Walgreen Co                    COM              931422109      622 17355.000SH       Sole                17355.000
Washington Mutual Inc          COM              939322103     1934 49495.000SH       Sole                49495.000
Wells Fargo & Co.              COM              949746101     3664 61440.000SH       Sole                61440.000
Wyeth                          COM              983024100      276 7370.000 SH       Sole                 7370.000
Wyndham Intl Inc. Class A      COM              983101106        8 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     3386 7360800.000SH     None                   00.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102      901 11397.000SH       Sole                11397.000
iShares Dow Jones US Basic Mat COM              464287838      285 6050.000 SH       Sole                 6050.000
Alltel Corp. 7.75%             PFD              200039822     1999    38615 SH       Sole                    38315               300
Citigroup VII 7.125%           PFD              17306n203     1759    66700 SH       Sole                    66700
Con Edison PFD 7.25%           PFD              209115203      332    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00%           PFD              46623d200      485    18500 SH       Sole                    18500
Protective Life-Prosaver       PFD                              35    25000 SH       Sole                    25000
Regency Centers Corp Pfd.      PFD              758849202      303    11450 SH       Sole                    11450
Rochester G&E 6.650%           PFD              711367794     1462    54500 SH       Sole                    54500
Safeco Corts TR  8.70%         PFD              22081r205     1670    62250 SH       Sole                    62250
SunTrust Cap. IV 7.125%        PFD              86788B201     2209    84125 SH       Sole                    84125
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